Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventories

(In thousands)	December 31, 2019	December 31, 2020
Hardware devices (note)	9,091	4,830
Others	162	324
Less: Impairment	(3,716)	(3,428)
Total	5,537	1,726

Note:      Hardware devices mainly include OneThing Cloud and hard disks. OneThing Cloud is a hardware, which can act as a micro server between users and Xunlei, which enables users to share their idle uplink capacity with Xunlei.